Auditor's remuneration (Tables)	12 Months Ended
Sep. 30, 2024
Auditor's remuneration
Schedule of fees payable to the auditor

	Consolidated		Parent Entity
$’000	2024	2023	2024	2023
Audit and audit-related fees
Audit fees
PwC Australia	28,035	25,859	27,673	25,580
Overseas PwC network firms	5,429	5,712	689	812
Total audit fees	33,464	31,571	28,362	26,392
Audit-related fees
PwC Australia	2,888	2,605	2,888	2,605
Overseas PwC network firms	279	96	30	-
Total audit-related fees	3,167	2,701	2,918	2,605
Total audit and audit-related fees	36,631	34,272	31,280	28,997
Other fees
Overseas PwC network firms	69	282	-	-
Total other fees	69	282	-	-
Total audit and non-audit fees	36,700	34,554	31,280	28,997